Other financial assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Financial Assets

	2018 $m	2017 $m
Equity securities measured at fair value
Quoted equity shares	8	10
Unquoted equity shares	108	117

	116	127

Financial assets measured at amortised cost
Trade deposits and loans	50	43
Restricted funds	55	32
Bank accounts pledged as security	40	42

	145	117

Total other financial assets	261	244

Analysed as:
Current	1	16
Non-current	260	228

	261	244

Schedule of Fair Value of Investments and Dividend Income Received

The fair value of the most significant investments at 31 December 2018 together with the dividend income received in 2018 is as follows:

	Fair value 2018 $m	Dividend income[a] 2018 $m
Investment in entity which owns:
InterContinental The Willard Washington DC	31	0
InterContinental San Francisco	31	6
InterContinental Grand Stanford Hong Kong	16	2
Other	38	1

	116	9

a           Reported as 'other operating income and expense' in the Group income statement.

Schedule of Movement in Provision for Impairment of Equity Securities

The movement in the provision for impairment of equity securities during the year is as follows:

	2018 $m	2017 $m
At 1 January	(18)	(22)
Elimination of provision on adoption of IFRS 9	18	—
Disposals	0	4

At 31 December	0	(18)